Intangible Assets (Details) - Schedule of amortization of intangible assets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Amortization of Intangible Assets [Abstract]
2023	$ 10
2024	10
2025	8
Total	$ 28